Related party balances and transactions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Due to shareholders	$ 70,846	$ 56,778
Lease liability- a related party	$ 343,912	75,940
Ke Chen [Member]
Related Party Transaction [Line Items]
Relationship	Principal shareholder, Chief Executive Officer and director of the Company
Nature of Transaction	Shareholder loans
Due to shareholders	$ 70,846	18,424
Relationship	Principal shareholder, Chief Executive Officer and director of the Company
Nature of Transaction	Lease
Lease liability- a related party	$ 36,790	75,940
Ni Jiang [Member]
Related Party Transaction [Line Items]
Relationship	Principal shareholder, chairwoman of the Company
Nature of Transaction	Shareholder loans
Due to shareholders		38,354
Hong Li [Member]
Related Party Transaction [Line Items]
Relationship	Immediate family of Ni Jiang
Nature of Transaction	Lease
Lease liability- a related party	$ 307,122